Offerings - Offering: 1	Nov. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares DKK 0.25 nominal value
Amount Registered | shares	38,450,000
Proposed Maximum Offering Price per Unit	0.1041
Maximum Aggregate Offering Price	$ 4,002,645.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 552.77
Offering Note	The ordinary shares registered hereby will be represented by American Depositary Shares ("ADSs"), each of which will represent fifty ordinary shares of the registrant. Such ADSs issuable on deposit of the ordinary shares registered hereby have been registered under a separate registration statement on Form F-6 (File No.: 333-252038). Estimated pursuant to Rule 457(c) under the Securities Act, solely for the purposes of calculating the registration fee and based on the average of the high and low prices of the Registrant's ADSs as reported on The Nasdaq Capital Market on November 18, 2025, which date is within five business days prior to the filing of this Registration Statement, each of which represents ten ordinary shares of the Registrant.